Loans (Recorded Investment By Class Of Loans Not On Nonaccrual And Collectively Evaluated For Impairment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
30-89 days past due	$ 4,792	$ 2,835
90+ days past due	1,160	967
Total past due	5,952	3,802
Loans on non-accrual	4,604	2,753
Not past due	464,192	314,722
Total loans	474,748	321,277
Agricultural loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
30-89 days past due	0	0
90+ days past due	0	0
Total past due	0	0
Loans on non-accrual	0	0
Not past due	4,348	5,283
Total loans	4,348	5,283
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
30-89 days past due	104	17
90+ days past due	0	0
Total past due	104	17
Loans on non-accrual	188	0
Not past due	36,993	28,962
Total loans	37,285	28,979
Commercial overdraft LOC [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
30-89 days past due	0	0
90+ days past due	0	0
Total past due	0	0
Loans on non-accrual	0	0
Not past due	1,033	306
Total loans	1,033	306
Commercial non-profit/ political subdivisions [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
30-89 days past due	0	0
90+ days past due	0	0
Total past due	0	0
Loans on non-accrual	0	0
Not past due	1,010	733
Total loans	1,010	733
Open-end home equity [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
30-89 days past due	347	234
90+ days past due	150	154
Total past due	497	388
Loans on non-accrual	67	26
Not past due	35,073	25,528
Total loans	35,637	25,942
1-4 family real estate (1st mortgages) [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
30-89 days past due	3,530	1,885
90+ days past due	891	770
Total past due	4,421	2,655
Loans on non-accrual	1,272	1,595
Not past due	127,376	89,838
Total loans	133,069	94,088
1-4 family real estate (Jr. mortgages) [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
30-89 days past due	142	141
90+ days past due	7	38
Total past due	149	179
Loans on non-accrual	0	16
Not past due	6,019	7,828
Total loans	6,168	8,023
Multifamily real estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
30-89 days past due	0	0
90+ days past due	0	0
Total past due	0	0
Loans on non-accrual	276	200
Not past due	32,776	10,030
Total loans	33,052	10,230
Farm real estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
30-89 days past due	0	0
90+ days past due	0	0
Total past due	0	0
Loans on non-accrual	0	0
Not past due	10,311	9,554
Total loans	10,311	9,554
Non-farm/non-residential real estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
30-89 days past due	161	389
90+ days past due	41	0
Total past due	202	389
Loans on non-accrual	2,801	916
Not past due	167,154	115,049
Total loans	170,157	116,354
Construction real estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
30-89 days past due	0	0
90+ days past due	0	0
Total past due	0	0
Loans on non-accrual	0	0
Not past due	11,608	3,635
Total loans	11,608	3,635
Consumer loans- vehicle [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
30-89 days past due	270	37
90+ days past due	12	0
Total past due	282	37
Loans on non-accrual	0	0
Not past due	13,255	5,227
Total loans	13,537	5,264
Consumer overdraft LOC [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
30-89 days past due	6	4
90+ days past due	1	1
Total past due	7	5
Loans on non-accrual	0	0
Not past due	299	449
Total loans	306	454
Consumer loans- mobile home [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
30-89 days past due	24	0
90+ days past due	0	0
Total past due	24	0
Loans on non-accrual	0	0
Not past due	1,935	561
Total loans	1,959	561
Consumer loans- home improvement [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
30-89 days past due	2	0
90+ days past due	0	0
Total past due	2	0
Loans on non-accrual	0	0
Not past due	208	220
Total loans	210	220
Consumer loans- other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
30-89 days past due	137	95
90+ days past due	21	0
Total past due	158	95
Loans on non-accrual	0	0
Not past due	11,345	8,640
Total loans	11,503	8,735
MasterCard/VISA [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
30-89 days past due	69	33
90+ days past due	37	4
Total past due	106	37
Loans on non-accrual	0	0
Not past due	3,449	2,879
Total loans	$ 3,555	$ 2,916